[FRONT COVER]

                                             OCTOBER 31, 1996


Phoenix Multi-Sector
Fixed Income Fund, Inc.
Annual Report


[LOGOTYPE] PHOENIX
           DUFF & PHELPS


                                             PHOENIX
                                             ANNUAL REPORT

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MARKET AND PORTFOLIO REVIEW

Fund Description

  Phoenix Multi-Sector Fixed Income Fund invests in a wide variety of fixed-income securities. These securities may include U.S. treasury, agency, corporate and yankee bonds, as well as mortgage-backed and asset-backed securities. This intermediate-term bond fund emphasizes the most undervalued sectors of the market and de-emphasizes the most overvalued sectors.

Investment Environment

  Shifting market opinion over the direction of the U.S. economy was responsible for much of the volatility in interest rates during this latest twelve-month reporting period. During December and January, the Federal Reserve cut the Fed Funds Rate in an effort to stimulate what was believed to be a sluggish economy. Although it was widely anticipated that the Fed would have to lower rates again, a surprisingly strong February employment report provided conflicting evidence about the economy's condition. As more information became available, it became evident that the economy had grown robustly over the first half of 1996. During this period, interest rates were pushed higher as the financial markets had to consider the threat of future inflation.

   By late summer, the consensus view on Wall Street shifted once again as signs of more moderate economic growth became increasingly more apparent and concerns over inflation declined. These signs of a slower economy allowed interest rates to fall for the remainder of the reporting period. In total, the yield on the bell weather 30-year Treasury bond ranged from as low as 5.95% to high as 7.19% over the last twelve months. Despite all these market gyrations, the "long bond" finished the reporting period at 6.64%--only 35 basis points higher than where it started one year ago.

Portfolio Review

  Despite a challenging bond market environment, the Fund posted outstanding results over this latest reporting cycle. For the twelve-month period ended October 31, 1996, the Fund's class A shares provided a total return of 13.75% and class B shares returned 12.84%. These results compare very favorably with the Lehman Brothers Aggregate Bond Index return of 5.85% over the same period. All of these returns assume reinvestment of any distributions, but exclude the effect of sales charges.

   The Fund's strong performance over the latest reporting period can be attributed primarily to its holdings in the emerging markets and corporate high-yield sectors as well as its commercial and non-agency residential mortgage- backed exposure. Although often overlooked by many bond investors, our focus on taxable municipal securities also enhanced the Fund's overall results. As of October 31, 1996, the Fund had an average credit quality of "BBB" and its average duration was 4.96 years.

Outlook

  As we move closer to year-end, we are pleased to see that much of the pessimism that has afflicted the bond market during 1996 appears to have subsided. Although concerns over inflation are still present, the latest economic data suggests that we could see a slower economy going forward. If this outlook is correct, it will be a welcome relief for the fixed-income market.

   Looking ahead, we have not made any drastic modifications to the Fund's sector strategy. As a result of an improving real estate market and growing institutional investor demand, we still favor commercial mortgage-backed securities relative to investment-grade corporates. Non-agency residential mortgage-backed securities also look attractive versus agency mortgage-backed securities, as they offer a significant yield advantage. We continue to maintain our exposure to the taxable municipal sector as well as Treasuries. Lastly, despite the extended rally in the emerging markets sector, we are finding attractive valuations in countries like Mexico, Argentina, Peru and Venezuela. As always, we will continue to overweight undervalued sectors of the bond market as our primary means of adding value relative to our benchmark, the Lehman Brothers Aggregate Bond Index.

                                                                               1
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Phoenix Multi-Sector Fixed Income Fund, Inc.
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[GRAPHIC]

[LINE CHART]
                    Phoenix             Lehman
                    Multi-Sector        Brothers
                    Fixed Income -      Aggregate
                    Class A             Bond Index*
12/18/89             9525                10000
10/31/90             9704                10503
10/31/91            12378                12164
10/31/92            14125                13359
10/31/93            16605                14946
10/31/94            15845                14397
10/31/95            18036                16650
10/31/96            20516                17624
[/LINE CHART]


Average Annual Total Returns for Periods Ending 10/31/96

                                                      From         From
                                                    Inception    Inception
                                                   12/18/89 to   1/3/92 to
                               1 Year    5 Years    10/31/96     10/31/96
 ---------------------------- --------  --------- ------------- -----------
Class A with 4.75% sales
  charge                        8.31%      9.56%      11.01%       --
 ----------------------------  -------   --------   -----------   ---------
Class A at net asset value     13.75%     10.63%      11.79%       --
 ----------------------------  -------   --------   -----------   ---------
Class B with CDSC               8.84%     --          --            8.98%
 ----------------------------  -------   --------   -----------   ---------
Class B at net asset value     12.84%     --          --            9.28%
 ----------------------------  -------   --------   -----------   ---------
Lehman Brothers Aggregate
  Bond Index*                   5.85%      7.70%       8.64%**      7.11%***
 ----------------------------  -------   --------   -----------   ---------

This chart assumes an initial gross investment of $10,000 made on December 18, 1989 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B shares performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return (since inception 1/3/92) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%-3rd year, 2%-4th and 5th year and 0% thereafter). Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Returns indicate past performance which is not predictive of future performance.

Foreign investing involves special risks, such as currency fluctuations, less public disclosure as well as economic and political risks.

  *The Lehman Brothers Aggregate Bond Index is an unmanaged but commonly used measure of bond performance. It is a combination of several Lehman Brothers Fixed Income indexes. The index's performance does not include sale charges.

 **Index information from 12/31/89 to 10/31/96.

***Index information from 12/31/91 to 10/31/96.


2
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                       INVESTMENTS AT OCTOBER 31, 1996

                                                 STANDARD
                                                 & POOR'S      PAR
                                                  RATING      VALUE
                                               (Unaudited)    (000)        VALUE
                                               ------------  --------- --------------
U.S. GOVERNMENT AND AGENCY SECURITIES--13.2%
U.S. Treasury Bonds--4.1%
U.S. Treasury Bonds
  6.50%, '06 (g)                                    AAA      $ 3,450    $ 3,485,573
U.S. Treasury Bonds WI
  6.50%, '26 (f)                                    AAA        2,000      2,006,000
U.S. Treasury Bonds
  6.75%, '26                                        AAA        7,250      7,328,445
                                                                         -----------
                                                                         12,820,018
                                                                         -----------
U.S. Treasury Notes--7.7%
U.S. Treasury Notes
  5.875%, '98                                       AAA        4,000      4,011,244
U.S. Treasury Notes WI 5.875%, '99 (f)              AAA        4,750      4,748,100
U.S. Treasury Notes
  6.25%, '01                                        AAA       14,125     14,224,299
U.S. Treasury Notes
  5.75%, '03                                        AAA        1,000        974,720
                                                                         -----------
                                                                         23,958,363
                                                                         -----------
Agency Mortgage-Backed Securities--1.4%
FHLMC 9%, '04                                       AAA           28         27,711
FHLMC 7.50%, '18                                    AAA          338        340,265
FHLMC 8.75%, '20                                    AAA          399        407,412
FNMA 7%, '07                                        AAA          254        249,579
FNMA 8.70%, '16                                     AAA          794        819,895
FNMA 6.65%, '17                                     AAA        1,000        994,569
FNMA 6.50%, '18                                     AAA        1,000        989,469
FNMA 7%, '21                                        AAA          550        539,632
                                                                         -----------
                                                                          4,368,532
                                                                         -----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Identified cost $40,733,511)                                            41,146,913
                                                                         -----------
NON-CONVERTIBLE BONDS--49.4%
Asset-Backed Securities--7.1%
Airplanes Pass Through Trust 1D 10.875%, '19         BB        4,780      5,186,300
Green Tree Financial Corp. 93-2, B 8%, '18        Baa(c)       5,000      5,165,625
Green Tree Financial Corp. 94-1, B2 7.85%, '19
  (g)                                             Baa(c)       2,000      2,028,125
Green Tree Financial Corp. 96-3, B1 7.70%, '27     BBB+        2,600      2,630,469
Green Tree Financial Corp. 7.85%, '27               AA-        5,000      5,121,875
National Car Rental 96-1, A2 144A 6.80%, '00
  (b)                                               A(c)       2,000      2,011,875
                                                                         -----------
                                                                         22,144,269
                                                                         -----------
Chemical--0.8%
ISP Holdings, Inc. 144A 9%, '03 (b)                  B+      $ 2,500    $ 2,518,750
                                                                         -----------
Containers--0.7%
US Can Corp. 144A 10.125%, '06 (b)                    B        2,000      2,065,000
                                                                         -----------
Hospital Management & Services--0.9%
Tenet Healthcare Corp. 9.625%, '02                   BB        2,500      2,743,750
                                                                         -----------
Insurance--1.9%
Middletown Trust Notes Series C, PIK interest
  capitalization, 11.75%, '10 (e)                    A+        1,600      6,071,360
                                                                         -----------
Non-Agency Mortgage-Backed Securities--29.5%
Bear Stearns Mortgage Sec., Inc. 95-1, 1B3
  144A 6.4812%, '10 (b)                              NR          664        553,672
DLJ Mortgage Acceptance 94-M11, B1 8.10%,
  '04 (g)                                         Baa(c)       5,000      5,057,812
Equitable Life 174 C1 144A 7.52%, '09 (b)           A(c)       1,000      1,020,312
Equitable Life 174 D1 144A 7.77%, '09 (b)(g)      Baa(c)       4,000      4,077,500
FDIC REMIC 94-C1, 2D 8.70%, '25 (g)                 A(c)       7,000      7,293,125
Fund America Structured Trust 96-1, A 144A 0%,
  '26 (b)                                         Baa(c)       3,000      2,163,750
General Electric 96-8, 2A5 7.50%, '26               AAA        3,666      3,607,372
Kidder Peabody Acceptance Corp. 93-M3, D
  6.50%, '25                                      Baa(c)       2,147      2,028,915
Merrill Lynch Mortgage, Inc. 95-C2, C 7.79%,
  '21                                               A(c)       1,237      1,265,504
Morgan Stanley Capital I 96-WF1, C 144A 6.59%,
  '06 (b)                                           A(c)       3,350      3,214,953
Norwest Asset Securities Corp. 96-3, B2 7.25%,
  '26                                             BBB(c)       2,185      2,077,515
Norwest Asset Securities Corp. 96-3, B1 7.25%,
  '26                                               A(c)       3,499      3,403,826
Prudential Home Mortgage 93H, B2 144A 6.759%,
  '08 (b)                                          Aa(c)       3,000      2,936,699

                      See Notes to Financial Statements
                                                                               3
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                                                 STANDARD
                                                 & POOR'S      PAR
                                                  RATING      VALUE
                                               (Unaudited)    (000)        VALUE
                                               ------------  --------- --------------

Non-Agency Mortgage-Backed Securities--continued
Prudential Home Mortgage 93-H, B4 144A 6.759%,
  '08 (b)                                         Baa(c)      $4,907    $  4,686,246
Prudential Home Mortgage 93-L, 3B2 144A
  6.641%, '23 (b)                                    NR        4,770       4,641,806
Prudential Home Mortgage 95-F, B1 144A 6.625%,
  '24 (b)                                          Ba(c)       1,237         975,364
Residential Asset Securitization Trust
  96-A8, C2 8%, '26                                 AAA        5,000       5,084,375
Residential Funding Mortgage 93-S29, M3 7%,
  '08                                             BBB(c)         578         552,944
Resolution Trust Corp. 92-C8, D 8.835%, '23        BBB-        4,367       4,515,837
Resolution Trust Corp. 92-C3, B 9.05%, '23           AA        3,309       3,396,243
Resolution Trust Corp. 93-C3, A4 6.55%, '24
  (g)                                             Aaa(c)         793         791,360
Resolution Trust Corp. 94-C2, D 8%, '25             BBB        5,234       5,338,201
Resolution Trust Corp. 94-C1, D 8%, '26             BBB        6,773       6,827,939
Resolution Trust Corp. 95-C2, C 7%, '27             A(c)       2,849       2,776,408
Resolution Trust Corp. 95-1, C2 7.50%, '28          BBB        3,416       3,405,670
Ryland Mortgage Security Corp. III 92-A, 1A
  8.33%, '30                                         A-          384         383,802
Structured Asset Securities Corp. 93-C1, B
  6.60%, '24                                         A+        5,000       4,728,437
Structured Asset Securities Corp. 95-C1, B
  7.375%, '24                                        AA        5,344       5,367,380
                                                                         -----------
                                                                          92,172,967
                                                                         -----------
Oil & Gas--0.3%
Forcenergy, Inc. 9.50%, '06                           B        1,000       1,013,750
                                                                         -----------
Oil Service & Equipment--1.5%
Noble Drilling Corp. 9.125%, '06                    BB+        4,450       4,705,875
                                                                         -----------
Paper & Forest Products--1.6%
Buckeye Cellulose Corp. 8.50%, '05                  BB-        5,000       4,912,500
                                                                         -----------
Publishing, Broadcasting, Printing
  & Cable--1.3%
Poland Communications, Inc. 144A 9.875%, '03
  (b)                                               BB-        4,000       4,000,000
                                                                         -----------
Retail--Food--0.6%
Rini Rego Supermarkets, Inc. 9.75%, '01              NR        2,000       1,867,500
                                                                         -----------
Retail--Food Service--0.0%
ARA Services, Inc. 10.625%, '00                    BBB-       $   54    $     59,805
                                                                         -----------

Telecommunications Equipment--1.5%
Sprint Spectrum L.P. 11%, '06                        B+        4,800       4,872,000
                                                                         -----------
Utility--Electric--1.7%
California Energy Co. 0%, '04 (e)(g)                 BB        5,000       5,150,000
Rural Electric Cooperative 9.73%, '17               AAA          140         151,278
                                                                         -----------
                                                                           5,301,278
                                                                         -----------
TOTAL NON-CONVERTIBLE BONDS
(Identified cost $150,033,964)                                           154,448,804
                                                                         -----------
FOREIGN NON-CONVERTIBLE BONDS--7.3%
Canada--1.0%
Gulf Canada Resources Ltd. 8.35%, '06               BB+        3,000       3,089,910
                                                                         -----------
Chile--2.0%
CSAV 144A 7.375%, '03 (b)                           BBB        5,000       4,775,000
Petropower Funding 144A 7.36%, '14 (b)              BBB        1,450       1,391,246
                                                                         -----------
                                                                           6,166,246
                                                                         -----------
Colombia--0.8%
Centragas Yankee 144A 10.65%, '10 (b)              BBB-        2,413       2,582,093
                                                                         -----------
Indonesia--0.9%
Asia Pulp & Paper Co. Yankee 11.75%, '05             BB        2,750       2,856,562
                                                                         -----------
Mexico--2.6%
Aerovias De Mexico S.A. 9.75%, '00                   NR        2,000       1,890,000
Aerovias Mexico Euro RG 9.75%, '00                   NR          500         472,500
Coca-Cola Femsa 8.95%, '06                          BB+          500         502,187
Grupo Televisa S.A. 0%,
  '08 (e)                                          Ba(c)       8,375       5,171,563
                                                                         -----------
                                                                           8,036,250
                                                                         -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
(Identified cost $22,333,633)                                             22,731,061
                                                                         -----------
FOREIGN GOVERNMENT SECURITIES--21.0%
Algeria--0.6%
Algeria Tranch A Loans 6.625%-7.3125%, '06 (e)       NR        2,380       1,689,800
                                                                         -----------
Argentina--4.2%
Republic of Argentina Bocon Pro1 M1, PIK
  interest capitalization, 3.515%, '07 (e)           NR        3,500       3,018,750

                      See Notes to Financial Statements
4
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PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
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                                                 STANDARD
                                                 & POOR'S      PAR
                                                  RATING      VALUE
                                               (Unaudited)    (000)        VALUE
                                               ------------  --------- --------------

Argentina--continued
Republic of Argentina Bearer FRB 6.625%,
  '05 (e)                                           BB-      $12,250    $ 10,106,250
                                                                         -----------
                                                                          13,125,000
                                                                         -----------
Brazil--4.9%
Republic of Brazil C Bond, PIK interest
  capitalization, 8%, '14 (e)                        B+       11,014       7,645,746
Republic of Brazil DCB-L Euro 6.563%, '12 (e)        B+       10,700       7,683,937
                                                                         -----------
                                                                          15,329,683
                                                                         -----------
Colombia--0.6%
Republic of Colombia Yankee 7.25%, '04             BBB-        2,000       1,890,000
                                                                         -----------
Mexico--1.5%
United Mexican States 144A 7.688%, '01 (b)(e)     Baa(c)       3,500       3,501,050
United Mexican States Global Bond 11.50%,
  '26                                                BB        1,250       1,248,438
                                                                         -----------
                                                                           4,749,488
                                                                         -----------
Morocco--1.0%
Morocco R&C Agreement Series A 6.438%,
  '09 (e)                                            NR        4,000       3,175,000
                                                                         -----------
Panama--1.5%
Panama PDI 144A, PIK interest capitalization,
  6.75%, '16 (b)(e)                                  NR        6,250       4,648,437
                                                                         -----------
Peru--2.0%
Peru Citibank Non- Performing Loans (d)              NR        2,500       2,887,500
Peru FLIRB WI 3.25%, '49 (e)(f)                      NR        1,500         828,750
Peru Non-Citibank Non- Performing Loans (d)          NR        1,250       1,443,750
Peru PDI WI 4%, '49 (e)(f)                           NR        2,000       1,207,500
                                                                         -----------
                                                                           6,367,500
                                                                         -----------
Poland--1.2%
Poland Discount Euro 6.50%, '24 (e)                BBB-        4,000       3,827,500
                                                                         -----------
Venezuela--3.5%
Banco Central Venezuela NMB B-NP 6.625%,
  '05 (e)                                          Ba(c)       4,750       3,897,969
Banco Central Venezuela NMB B-P 6.625%,
  '05 (e)                                          Ba(c)       1,500       1,230,937
Venezuela--continued
Republic of Venezuela DCB Euro 6.625%, '07 (e)     Ba(c)     $ 2,000    $  1,643,750
Republic of Venezuela Series A NMB 6.75%, '05
  (e)                                              Ba(c)       5,000       4,103,125
                                                                         -----------
                                                                          10,875,781
                                                                         -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified cost $63,140,644)                                             65,678,189
                                                                         -----------
MUNICIPAL BONDS--8.6%
California--1.8%
Fresno Pension Obligation 7.80%, '14                AAA        1,500       1,570,410
Orange County California Pension, A Taxable
  7.67%, '09 (g)                                    AAA        3,750       3,927,413
                                                                         -----------
                                                                           5,497,823
                                                                         -----------
Florida--2.7%
Dade County Florida Ed. Facs. Authority 5.75%,
  '20                                               AAA          990       1,000,662
Palm Beach Waste Revenue Project B Taxable
  10.50%, '11                                        NR        3,750       3,790,237
University Miami Exchange Revenue A 7.65%, '20      AAA        3,510       3,517,547
                                                                         -----------
                                                                           8,308,446
                                                                         -----------
Pennsylvania--3.2%
Pennsylvania Economic Development 9.50%, '12         NR        6,200       5,996,454
Pennsylvania Financial Development 6.75%, '07        NR        4,050       4,151,169
                                                                         -----------
                                                                          10,147,623
                                                                         -----------
Virginia--0.9%
Newport News, Va. Taxable Series B 7.05%, '25       AA-        1,000         951,610
Pittsylvania County Series B 7.65%, '10              NR        1,900       2,033,551
                                                                         -----------
                                                                           2,985,161
                                                                         -----------
TOTAL MUNICIPAL BONDS
(Identified cost $26,259,260)                                             26,939,053
                                                                         -----------
FOREIGN CONVERTIBLE BONDS--0.2%
Mexico--0.2%
Empresas ICA Sociedad Euro Cv. 5%, '04              B(c)         750         513,750
                                                                         -----------
TOTAL FOREIGN CONVERTIBLE BONDS
(Identified cost $512,652)                                                   513,750
                                                                         -----------
TOTAL LONG-TERM INVESTMENTS--99.7%
(Identified cost $303,013,664)                                           311,457,770
                                                                         -----------

                      See Notes to Financial Statements
                                                                               5
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
                                      PAR
                                     VALUE
                                     (000)       VALUE
                                    -------- -------------
SHORT-TERM OBLIGATIONS--0.6%
Federal Agency Securities--0.6%
Federal Home Loan
  Mortgage Corp. 5.175%,
  11-19-96                          $1,875   $  1,870,148
                                               -----------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $1,870,148)                    1,870,148
                                               -----------

                                                          VALUE
                                                     ----------------
TOTAL INVESTMENTS--100.3%
(Identified cost $304,883,812)                        $313,327,918(a)
Cash and receivables, less liabilities--(0.3%)            (794,716)
                                                      ---------------
NET ASSETS--100.0%                                    $312,533,202
                                                      ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,227,346 and gross depreciation of $1,957,564 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $305,058,136. At October 31, 1996, the Fund had capital loss carryforwards aggregating $8,579,546 available to offset future gains and expiring in 2003.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amounted to a value of $51,763,753 or 16.6% of net assets.

(c)  As rated by Moody's, Fitch, or Duff & Phelp's.

(d)  Non-income producing.

(e) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.

(f)  When issued.

(g)  Segregated as collateral.




                      See Notes to Financial Statements
6
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                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996

 Assets
Investment securities at value
  (Identified cost $304,883,812)                       $313,327,918
Cash                                                      1,602,999
Receivables
 Investment securities sold                              19,810,261
 Fund shares sold                                           793,048
 Interest                                                 3,562,560
                                                         -----------
  Total assets                                          339,096,786
                                                         -----------
Liabilities
Payables
 Investment securities purchased                         25,171,115
 Fund shares repurchased                                    496,480
 Income distribution payable                                378,796
 Distribution fee                                           156,512
 Investment advisory fee                                    145,254
 Transfer agent fee                                          80,837
 Directors' fee                                               9,966
 Financial agent fee                                          7,923
Accrued expenses                                            116,701
                                                         -----------
  Total liabilities                                      26,563,584
                                                         -----------
Net Assets                                             $312,533,202
                                                         ===========
Net Assets Consist of:
Capital paid in on shares of capital stock             $313,164,748
Distributions in excess of net investment income           (316,094)
Accumulated net realized loss                            (8,759,558)
Net unrealized appreciation                               8,444,106
                                                         -----------
Net Assets                                             $312,533,202
                                                         ===========

Class A
Shares of capital stock outstanding,
  $0.10 par value, 250,000,000 shares authorized
  (Net Assets $169,663,820)                              12,788,178
Net asset value per share                                    $13.27
Offering price per share
  $13.27/(1-4.75%)                                           $13.93

Class B
Shares of capital stock outstanding,
  $0.10 par value, 250,000,000 shares authorized
  (Net Assets $142,869,382)                              10,783,035
Net asset value and offering price per share                 $13.25


                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1996

 Investment Income
Interest                                                  $26,612,919
                                                           ------------
  Total investment income                                  26,612,919
                                                           ------------

Expenses
Investment advisory fee                                     1,696,487
Distribution fee--Class A                                     417,446
Distribution fee--Class B                                   1,414,739
Financial agent fee                                            92,536
Transfer agent                                                478,443
Custodian                                                      73,162
Printing                                                       65,227
Professional                                                   58,565
Registration                                                   39,836
Directors                                                      20,237
Miscellaneous                                                  11,729
                                                           ------------
  Total expenses                                            4,368,407
                                                           ------------
Net investment income                                      22,244,512
                                                           ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                            10,341,278
Net change in unrealized appreciation (depreciation)
  on investments                                            5,985,981
                                                           ------------

Net gain on investments                                    16,327,259
                                                           ------------
Net increase in net assets resulting from operations      $38,571,771
                                                           ============


                      See Notes to Financial Statements

-------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Fund, Inc.
-------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended        Year Ended
                                                    October 31, 1996  October 31, 1995
                                                   ----------------   -----------------
From Operations
 Net investment income                                $ 22,244,512       $23,759,674
 Net realized gain (loss)                               10,341,278       (17,445,818)
 Net change in unrealized appreciation
  (depreciation)                                         5,985,981        31,680,763
                                                       -----------        -----------
 Increase in net assets resulting from operations       38,571,771        37,994,619
                                                       -----------        -----------
From Distributions to Shareholders
 Net investment income--Class A                        (12,387,209)      (12,901,571)
 Net investment income--Class B                         (9,458,214)      (10,373,226)
                                                       -----------        -----------
 Decrease in net assets resulting from
  distributions to shareholders                        (21,845,423)      (23,274,797)
                                                       -----------        -----------
From Share Transactions
Class A
 Proceeds from sales of shares (5,502,177 and
  2,352,653 shares, respectively)                       70,788,640        28,484,405
 Net asset value of shares issued from
  reinvestment of distributions (587,270 and
  654,268 shares, respectively)                          7,517,879         7,837,803
 Cost of shares repurchased (6,751,478 and
  4,039,172 shares, respectively)                      (86,500,171)      (48,234,621)
                                                       -----------        -----------
Total                                                   (8,193,652)      (11,912,413)
                                                       -----------        -----------
Class B
 Proceeds from sales of shares (1,249,907 and
  887,773 shares, respectively)                         16,054,776        10,692,887
 Net asset value of shares issued from
  reinvestment of distributions (275,807 and
  308,741 shares, respectively)                          3,526,914         3,693,059
 Cost of shares repurchased (2,226,264 and
  2,844,501 shares, respectively)                      (28,475,995)      (33,893,205)
                                                       -----------       -----------
Total                                                   (8,894,305)      (19,507,259)
                                                       -----------       -----------
 Decrease in net assets from share transactions        (17,087,957)      (31,419,672)
                                                       -----------       -----------
 Net decrease in net assets                               (361,609)      (16,699,850)
Net Assets
 Beginning of period                                   312,894,811       329,594,661
                                                       -----------       -----------
 End of period (including distributions in excess
  of net investment income of ($316,094) and
  ($186,415), respectively)                           $312,533,202      $312,894,811
                                                       ===========       ===========

                      See Notes to Financial Statements

------------------------------------------------------------------------------
PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                                          Class A
                                                ------------------------------------------------------------
                                                                  Year Ended October 31,
                                                  1996         1995         1994        1993        1992
                                               ----------- ------------- ---------------------- -----------
Net asset value, beginning of period              $12.56        $11.94      $14.13      $13.29      $12.81
Income from investment operations
 Net investment income                              0.94          0.96        0.76        1.14        1.24
 Net realized and unrealized gain (loss)            0.72          0.61       (1.35)       1.08        0.50
                                                  -------     -------      -------     -------     -------
  Total from investment operations                  1.66          1.57       (0.59)       2.22        1.74
                                                  -------     -------      -------     -------     -------
Less distributions
 Dividends from net investment income              (0.95)        (0.95)      (0.77)      (1.19)      (1.21)
 Dividends in excess of net investment income         --            --       (0.05)      (0.02)         --
 Dividends from net realized gains                    --            --       (0.63)      (0.17)      (0.05)
 Tax return of capital                                --            --       (0.15)         --          --
                                                  -------     -------      -------     -------     -------
  Total distributions                              (0.95)        (0.95)      (1.60)      (1.38)      (1.26)
                                                  -------     -------      -------     -------     -------
Change in net asset value                           0.71          0.62       (2.19)       0.84        0.48
                                                  -------     -------      -------     -------     -------
Net asset value, end of period                    $13.27        $12.56      $11.94      $14.13      $13.29
                                                  =======     =======      =======     =======     =======
Total return(1)                                    13.75%        13.83%      -4.57%      17.55%      14.11%
Ratios/supplemental data:
Net assets, end of period (thousands)           $169,664      $168,875    $172,966    $176,859    $141,627
Ratio to average net assets of:
 Operating expenses                                 1.07%         1.10%       1.13%       1.29%       1.48%
 Net investment income                              7.56%         8.10%       7.05%       8.27%       9.42%
Portfolio turnover                                   255%          201%        123%        207%        116%

                                                                            Class B
                                                   ----------------------------------------------------------
                                                                                                     From
                                                                                                  Inception
                                                              Year Ended October 31,              1/3/92 to
                                                     1996        1995        1994        1993      10/31/92
                                                  ----------- ---------------------- ----------- -----------
Net asset value, beginning of period                 $12.54      $11.93      $14.10      $13.25     $13.02
Income from investment operations
 Net investment income                                 0.85        0.86        0.68        1.04       0.94
 Net realized and unrealized gain (loss)               0.71        0.61       (1.36)       1.08       0.21
                                                     -------    -------     -------     -------     -------
  Total from investment operations                     1.56        1.47       (0.68)       2.12       1.15
                                                     -------    -------     -------     -------     -------
Less distributions
 Dividends from net investment income                 (0.85)      (0.86)      (0.67)      (1.08)     (0.92)
 Dividends in excess of net investment income            --          --       (0.05)      (0.02)        --
 Dividends from net realized gains                       --          --       (0.63)      (0.17)        --
 Tax return of capital                                   --          --       (0.14)         --         --
                                                     -------    -------     -------     -------     -------
  Total distributions                                 (0.85)      (0.86)      (1.49)      (1.27)     (0.92)
                                                     -------    -------     -------     -------     -------
Change in net asset value                              0.71        0.61       (2.17)       0.85       0.23
                                                     -------    -------     -------     -------     -------
Net asset value, end of period                       $13.25      $12.54      $11.93      $14.10     $13.25
                                                     =======    =======     =======     =======     =======
Total return(1)                                       12.84%      12.96%      -5.21%      16.78%      8.81%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)              $142,869    $144,020    $156,629    $193,064    $82,522
Ratio to average net assets of:
 Operating expenses                                    1.82%       1.85%       1.78%       1.99%      2.18%(3)
 Net investment income                                 6.80%       7.30%       6.46%       7.36%      8.47%(3)
Portfolio turnover                                      255%        201%        123%        207%       116%

(1)Maximum sales charges are not reflected in the total return calculation.
(2)Not annualized
(3)Annualized

                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

   A. Security valuation:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

   B. Security transactions and related income:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. Income taxes:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   D. Distributions to shareholders:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

   E. Foreign currency translation:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction, is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

   F. When-Issued and delayed delivery transactions:

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% for the first $1 billion of the average daily net assets of the Fund.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $47,017 for Class A shares and deferred sales charges of

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (Continued)

$435,426 for Class B shares for the year ended October 31, 1996. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 1996, $1,144,260 was earned by the Distributor and $687,925 was earned by unaffiliated participants.

   As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended October 31, 1996, transfer agent fees were $478,443 of which PEPCO retained $192,608 which is net of the fees paid to State Street.

   At October 31, 1996, PHL and affiliates held 10,753 Class A shares and 12 Class B shares of the Fund with a combined value of $142,843.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities, for the year ended October 31, 1996, aggregated $763,020,581 and $769,133,714, including $362,845,390 and $375,218,219, of U.S. Government and agency securities, respectively.

4. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1996, the Fund has decreased undistributed net investment income by $528,768, decreased accumulated net realized loss by $826,396 and decreased capital paid in on shares of capital stock by $297,628.

5. CAPITAL LOSS CARRYOVERS

  For the year ended October 31, 1996, the Fund was able to utilize losses deferred in the prior year against current year capital gains in the amount of $10,737,669.














   This report is authorized for use by other than shareholders only when accompanied or preceded by the delivery of a current prospectus showing the sales charge and other material information.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[LOGOTYPE] PRICE WATERHOUSE LLP                                        [LOGO]


To the Board of Directors and Shareholders of Phoenix Multi-Sector Fixed Income Fund, Inc.

  In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Boston, Massachusetts
December 13, 1996

PHOENIX MULTI-SECTOR FIXED
INCOME FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

Directors
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
David L. Albrycht, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

Phoenix Multi-Sector Fixed Income Fund, Inc.                       [POSTAGE
P.O. Box 2200                                                       PERMIT]
Enfield, CT 06083-2200                                          Bulk Rate Mail
                                                                 U.S. Postage
                                                                     PAID
                                                                Springfield, MA
                                                                Permit No. 444


[LOGOTYPE] PHOENIX
           DUFF & PHELPS
                                       [DALBAR LOGO]


PDP 660 (12/96)